NOTE 8: ASSETS HELD FOR SALE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	$ 190,000	$ 190,000	$ 0
Transfer from property and equipment			190,000
Expenditure		0
Impairment loss	(57,072)
Assets held for sale, ending	132,928	190,000	190,000
Cost | Facility Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	70,297	70,297	0
Transfer from property and equipment			70,297
Expenditure		0
Impairment loss	(20,151)
Assets held for sale, ending	50,146	70,297	70,297
Cost | Land Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	119,703	119,703	0
Transfer from property and equipment			119,703
Expenditure		0
Impairment loss	(36,921)
Assets held for sale, ending	82,782	119,703	119,703
Accumulated Amortization
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	(4,956)	(4,956)	(2,343)
Amortization	0	0	(2,613)
Assets held for sale, ending	(4,956)	(4,956)	(4,956)
Accumulated Amortization | Facility Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	(4,956)	(4,956)	(2,343)
Amortization	0	0	(2,613)
Assets held for sale, ending	(4,956)	(4,956)	(4,956)
Accumulated Amortization | Land Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	0	0	0
Amortization	0	0	0
Assets held for sale, ending	0	0	0
Carrying Amount
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	185,044	185,044
Assets held for sale, ending	127,972	185,044	185,044
Carrying Amount | Facility Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	65,341	65,341
Assets held for sale, ending	45,190	65,341	65,341
Carrying Amount | Land Portland
DisclosureOfAssetsHeldForSaleLineItems [Line Items]
Assets held for sale, beginning	119,703	119,703
Assets held for sale, ending	$ 82,782	$ 119,703	$ 119,703